Contingent Liability	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Contingent Liability

NOTE 13 – CONTINGENT LIABILITY

In an administrative litigation in 2017, the plaintiff Yunsheng YANG, an independent third party to Yangshuo, filed a claim against the Yangshuo County People’s Government (the “Government”) naming Yangshuo as the third party in revoking the State-owned Land Use Certificate (Shuo Guo Yong (2015) No.500), which states that Yangshuo has the right to use the land involved of area of approximately 734.4 ㎡ (the “Land”). On August 10, 2017, the Guilin Intermediate People’s Court held that there was no evidence could prove the plaintiff has any right regarding the Land and dismiss all the plaintiff’s claims.

The plaintiff was unsatisfied with the judgment and appealed to the Guangxi Zhuang Autonomous Region Higher People’s Court. The second trial is pending at the date of this report.

According to the PRC legal opinion of the counsel of Yangshuo, the possible impact is that if the judge held in favor of the plaintiff’s claims, Yangshuo might lose the right to use the Land which carrying amount as of December 31, 2017 was US$264,796. However, the director of Yangshuo opined that the probability of losing the case is less than probable based on the judgement of the court of first instance. As such, no impairment loss is provided on the involved land as of the report date.

Tang Dynasty Investment Group Limited [Member]
Contingent Liability

NOTE 13 – CONTINGENT LIABILITY

In an administrative litigation in 2017, the plaintiff Yunsheng YANG, an independent third party to Yangshuo, filed a claim against the Yangshuo County People’s Government (the “Government”) naming Yangshuo as the third party in revoking the State-owned Land Use Certificate (Shuo Guo Yong (2015) No.500), which states that Yangshuo has the right to use the land involved of area of approximately 734.4 ㎡ (the “Land”). On August 10, 2017, the Guilin Intermediate People’s Court held that there was no evidence could prove the plaintiff has any right regarding the Land and dismiss all the plaintiff’s claims.

The plaintiff was unsatisfied with the judgment and appealed to the Guangxi Zhuang Autonomous Region Higher People’s Court. The second trial is pending at the date of this report.

According to the PRC legal opinion of the counsel of Yangshuo, the possible impact is that if the judge held in favor of the plaintiff’s claims, Yangshuo might lose the right to use the Land which carrying amount as of December 31, 2017 was US$264,796. However, the director of Yangshuo opined that the probability of losing the case is less than probable based on the judgement of the court of first instance. As such, no impairment loss is provided on the involved land as of the report date.